Convertible Notes Payable Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Convertible Notes Payable Related Party
Convertible Notes Payable Related Party

5. Convertible Notes – Related Party

SAFE Agreement

On July 8, 2021, the Company entered into a Simple Agreement for Future Equity (SAFE), with a related party, at a purchase price of $150,000. The SAFE provided for no interest and terminated after conversion upon completion of the Company’s IPO. The SAFE provided for automatic conversion into the number of shares of SAFE Preferred Stock equal to the Purchase Amount divided by the Conversion Price, defined as either: (1) the SAFE Price (the price per share equal to the Post-Money Valuation Cap divided by the Company Capitalization) or (2) the Discount Price (the price per share of the Standard Preferred Stock sold in the Equity Financing multiplied by the Discount Rate), whichever calculation results in a greater number of shares of SAFE Preferred Stock.

In February 2023, the SAFE terminated and converted into 32,967 shares of common stock according to its terms upon the Company’s closing of its IPO. The conversion was considered a redemption for accounting purposes and consequently, the Company recognized a $63,626 loss on the conversion.

As of December 31, 2022, the $150,000 received from the SAFE was recorded at 6% imputed interest.

August 2021 Note

On August 19, 2021, the Company entered into a convertible loan agreement with a related party, with a principal balance of $99,900, an original issuance discount of 5% and a 9% interest rate. The loan provided for a maturity date of February 19, 2022. The noteholder had the right to convert the principal and interest into common shares of the Company at a conversion price based on a discount to the IPO price.

In February 2023, the related party elected to convert the convertible loan into 21,747 shares of common stock according to its terms upon the Company’s closing of its IPO. The conversion was considered a redemption for accounting purposes and consequently, the Company recognized a $29,333 loss on the conversion.

In connection with the convertible loan agreement, the Company also issued 99,000 Warrants with an exercise price of $1.00 exercisable for five years from issuance. In May 2022, the Company and the note holder agreed to cancel and void previous warrants and enter into a new agreement for 115,185 warrants with an exercise price of $2.50. The Company assessed the differences in fair value and determined that they were de minimis and expensed the full value of the new warrants.

NOTE 8 – CONVERTIBLE NOTES PAYABLE RELATED PARTY

On July 8, 2021, the company entered into a Simple Agreement for Future Equity (SAFE), with a related party, with an amount of $150,000, with 0% interest. Under the SAFE agreement, if there is an Equity Financing before the termination of this SAFE, on the initial closing of such Equity Financing, this SAFE will automatically convert into the number of shares of SAFE Preferred Stock equal to the Purchase Amount divided by the Conversion Price, which means either: (1) the Safe Price (the price per share equal to the Post-Money Valuation Cap divided by the Company Capitalization) or (2) the Discount Price (the price per share of the Standard Preferred Stock sold in the Equity Financing multiplied by the Discount Rate), whichever calculation results in a greater number of shares of Safe Preferred Stock

If there is a Liquidity Event before the termination of this SAFE, this SAFE will automatically be entitled (subject to the liquidation priority set forth in Section 1(d) below) to receive a portion of Proceeds, due and payable to the Investor immediately prior to, or concurrent with, the consummation of such Liquidity Event, equal to the greater of (i) the Purchase Amount (the “Cash-Out Amount”) or (ii) the amount payable on the number of shares of Common Stock equal to the Purchase Amount divided by the Liquidity Price (the “Conversion Amount”). If any of the Company’s securityholders are given a choice as to the form and amount of Proceeds to be received in a Liquidity Event, the Investor will be given the same choice, provided that the Investor may not choose to receive a form of consideration that the Investor would be ineligible to receive as a result of the Investor’s failure to satisfy any requirement or limitation generally applicable to the Company’s securityholders, or under any applicable laws.

This SAFE will automatically terminate (without relieving the Company of any obligations arising from a prior breach of or non-compliance with this SAFE) immediately following the earliest to occur of: (i) the issuance of Capital Stock to the Investor pursuant to the automatic conversion of this SAFE under agreement; or (ii) the payment, or setting aside for payment, of amounts due the Investor pursuant to the agreement.

As of December 31, 2022 and 2021, the $150,000 received from SAFE was recorded at 6% imputed interest. The maturity date of the loan is defined by the SAFE agreement as discussed above.

On August 19, 2021, the company entered into a convertible loan agreement with a related party, with a principal balance of $99,900 at 9% interest. The noteholder has the right to convert the principal and interest into common shares of the Company. This loan included an original issuance discount of 5% and included 99,900 Warrants at an exercise price of $1, exercisable for 5 years from the issue date on the face of the Warrant. The maturity date of the loan was February 19, 2022. In May 2022, the Company and the note holder agreed to cancel and void previous warrants and entered into a new agreement for 115,185 warrants with an exercise price of $2.50. As of December 31, 2022, the $99,900 principal and the $4,950 overpayment of the note remained outstanding and had accrued interest of $12,463.53. The warrants discussed above were initially discounted against the notes, subsequent to year end December 31, 2021, they were deemed voided and new warrants in accordance with the new terms were issued. We assessed the differences in fair value and determined that they were de minimis and expensed the full value of the new warrants.

The SAFE and the convertible loan agreement with accrued interest converted to common stock at the IPO.

The Company specified that an entity should adopt ASU 2020-06 as of the beginning of its annual fiscal year. After adoption of ASU 2020-06, no derivative liabilities will be triggered from these convertible notes. See Note 7 for details.